ACQUIRED INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2014
ACQUIRED INTANGIBLE ASSETS
ACQUIRED INTANGIBLE ASSETS

6.ACQUIRED INTANGIBLE ASSETS

Acquired intangible assets arose from the acquisitions of Weland in 2012 and consisted of the following:

	December 31,
	2013	2014

Trademark	408	408
Non-Compete Agreement	188	188
Exchange difference	14	14

	610	610
Less: Accumulated amortization	(128)	(128)
Less: Accumulated impairment	(494)	(494)
Exchange difference	12	12

Acquired intangible assets, net	—	—

Due to the lowered earnings forecast and increased competition in the industry, in December 2013, the Group performed, with the assistance of an independent valuation expert, an impairment test of the carrying value of the Weland trademarks and non-compete agreement to determine whether any impairment existed. This assessment resulted in an impairment write down of $494, which was included in “Impairment loss on acquired intangible assets” in the accompanying statement of operations for the year ended December 31, 2013. The fair value of acquired intangible assets is measured on a non-recurring basis, as set out in Note 9.